Document and Entity Information	May 11, 2023
Cover [Abstract]
Entity Registrant Name	COMPUTER PROGRAMS & SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0001169445
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-49796
Entity Tax Identification Number	74-3032373
Entity Address, Address Line One	54 St. Emanuel Street
Entity Address, City or Town	Mobile
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36602
City Area Code	(251)
Local Phone Number	639-8100
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	CPSI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false